Financial Instruments (Details) - Schedule of Financial Liabilities - CAD ($)		Sep. 30, 2024	Sep. 30, 2023
Schedule of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	[1]	$ 13,412,889	$ 12,466,676
Redeemable stock options			6,102,496
Credit facility		30,000,000	43,334,806
Convertible loan		64,018,174	39,610,854
Term loan		22,508,417	34,730,084
Bridge loan		8,443,834
Government grant liabilities		2,192,483	1,778,664
Total		140,575,797	138,023,580
Less than 1 year [Member]
Schedule of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities		13,412,889	12,466,676
Redeemable stock options
Credit facility			4,766,345
Convertible loan
Term loan
Bridge loan		8,443,834
Government grant liabilities		896,491	568,807
Total		22,753,214	17,801,828
1 to 5 years [Member]
Schedule of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Redeemable stock options			6,102,496
Credit facility		30,000,000	38,568,461
Convertible loan		64,018,174	39,610,854
Term loan		19,756,619	21,317,876
Bridge loan
Government grant liabilities		1,295,992	1,209,857
Total		115,070,785	106,809,544
More than 5 years [Member]
Schedule of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Redeemable stock options
Credit facility
Convertible loan
Term loan		2,751,798	13,412,208
Bridge loan
Government grant liabilities
Total		$ 2,751,798	$ 13,412,208

[1]	Excluding deferred revenue, as these amounts do not represent a contractual obligation to deliver cash or another financial asset.